Property, Plant and Equipment - Additional information (Detail) - Vehicles And Equipment On Operating Leases [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	¥ 5,546,865	¥ 4,664,376
Additions to right-of-use assets	2,654,403	2,909,058
Depreciation of right of use assets	658,046	617,495	¥ 612,569
Income from subleasing right-of-use assets	¥ 1,101,911	¥ 1,008,634	¥ 947,058